UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
COMMERCIAL MORTGAGE BACKED SECURITY - 0.3%
AUSTRALIA - 0.3%
		ALE Finance Co. Pty Ltd.,
AUD	6,600	5.695%, 5/20/20(a)	$6,864,918

Total Commercial Mortgage Backed Securities - 0.3% (cost $7,090,713)			6,864,918

CORPORATE BONDS - 47.9%
AUSTRALIA - 11.1%
		AMP Group Finance Services Ltd.,
AUD	1,800	7.00%, 3/02/15	1,992,130
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 7/22/20	2,909,707
		Australia & New Zealand Banking Group Ltd.,
AUD	5,300	6.75%, 11/10/14	5,886,692
		Barclays Bank PLC,
AUD	3,200	6.75%, 8/13/12	3,364,193
		Barclays Bank PLC,
AUD	4,200	6.75%, 2/24/14	4,480,593
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/14	4,347,449
		CFS Retail Property Trust,
AUD	4,300	7.25%, 5/02/16	4,880,472
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,533,712
		DnB NOR Boligkreditt,
AUD	5,300	6.25%, 6/08/16	5,842,022
		General Electric Capital Australia Funding Pty Ltd.,
AUD	1,400	6.00%, 5/15/13	1,493,624
		GPT RE Ltd.,
AUD	3,500	6.50%, 8/22/13	3,742,335
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 8/28/13(b)	1,398,726
		ING Bank Australia Ltd.,
AUD	12,400	5.75%, 3/03/15(b)	13,714,910
		KfW,
AUD	10,600	6.25%, 2/23/18(b)	12,366,230
		KfW,
AUD	10,500	6.25%, 12/04/19(b)	12,474,781
		Kommunalbanken AS,
AUD	3,300	6.00%, 10/21/14	3,637,624
		Kommunalbanken AS,
AUD	4,800	6.50%, 4/12/21	5,805,338
		National Australia Bank Ltd.,
AUD	15,500	6.25%, 4/01/13	16,551,371
		National Australia Bank Ltd.,
AUD	6,600	6.75%, 9/16/14	7,298,345
		National Capital Trust III,
AUD	2,900	4.4967%, 9/30/16(a)(c)(d)	2,628,717
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 6/16/16(a)(c)	2,631,034
		New Zealand Milk Australia Pty Ltd.,
AUD	4,800	6.25%, 7/11/16	5,402,922
		QIC Finance Shopping Center Fund Pty Ltd.,
AUD	4,600	6.75%, 7/07/14	5,005,029
		Rabobank Capital Funding Trust V,
AUD	4,000	4.155%, 12/31/14(a)(c)(d)(e)	3,818,762
		Rabobank Capital Funding Trust VI,
AUD	500	6.415%, 12/31/14(a)(c)(d)(e)	513,428
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 3/26/21(a)	5,081,095
		SPI Australia Assets Pty Ltd.,
AUD	6,000	7.00%, 8/12/15	6,687,005
		St. George Bank Ltd.,
AUD	29,720	10.00%, 5/09/13(a)(c)	32,508,617
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 1/20/15	2,301,934
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 3/24/14	3,260,460
		Vero Insurance Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(c)	5,174,213
		Vero Insurance Ltd.,
AUD	3,000	6.75%, 10/06/16(a)(c)	3,020,319
		Vodafone Group PLC,
AUD	7,000	6.75%, 1/10/13	7,424,422
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	3,500	7.25%, 11/26/12	3,710,041
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 9/11/14	10,044,856
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/16	4,607,063
		Woolworths Ltd.,
AUD	3,600	6.75%, 3/22/16	4,088,889

			222,629,060

CHINA - 3.6%
		Agile Property Holdings Ltd.,
USD	7,000	8.875%, 4/28/14(c)(e)	7,000,000
		Central China Real Estate Ltd.,
USD	2,150	12.25%, 10/20/13(c)(e)	2,273,625
		China Overseas Finance Cayman Island II Ltd.,
USD	8,450	5.50%, 11/10/20(c)(e)	9,065,853
		China Petroleum & Chemical Corp.,
CNY	11,500	0.80%, 2/20/14	1,727,521
		China Resources Gas Group Ltd.,
USD	4,250	4.50%, 4/05/22(e)	4,508,740
		China Shanshui Cement Group Ltd.,
USD	8,800	10.50%, 4/27/15(c)(e)	9,009,440
		Country Garden Holdings Co.,
USD	5,100	11.125%, 2/23/15(c)(e)	5,341,690
		Country Garden Holdings Co.,
USD	4,300	11.75%, 9/10/14(c)(e)	4,687,000

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
		ENN Energy Holdings Ltd.,
USD	7,750	6.00%, 5/13/21(c)(e)	$8,272,815
		Longfor Properties Co. Ltd.,
USD	2,300	9.50%, 4/07/14(c)(e)	2,415,000
		Sinochem Offshore Capital Co. Ltd.,
CNH	18,000	1.80%, 1/18/14	2,755,549
		Talent Yield Investments Ltd.,
USD	6,750	4.50%, 4/25/22(e)	7,147,818
		Texhong Textile Group Ltd.,
USD	1,350	7.625%, 1/19/16(e)	1,117,125
		West China Cement Ltd.,
USD	2,650	7.50%, 1/25/14(c)(e)	2,312,125
		Yanlord Land Group Ltd.,
USD	4,800	10.625%, 3/29/15(c)(e)	4,680,000

			72,314,301

HONG KONG - 6.0%
		Fita International Ltd.,
USD	11,450	7.00%, 2/10/20	12,243,485
		Henson Finance Ltd.,
USD	17,350	5.50%, 9/17/19(c)	18,505,042
		Hongkong Land Finance (Cayman Island) Co. Ltd.,
USD	17,550	4.50%, 10/07/25	18,290,189
		Hutchison Whampoa International Ltd.,
USD	1,600	4.625%, 9/11/15(e)	1,727,382
		Hutchison Whampoa International Ltd.,
USD	1,900	7.45%, 11/24/33(e)	2,756,803
		Hutchison Whampoa International Ltd.,
USD	22,550	7.625%, 4/09/19(e)	28,216,792
		Swire Pacific MTN Financing Ltd.,
USD	11,650	5.50%, 8/19/19	13,235,961
		Swire Pacific MTN Financing Ltd.,
USD	7,100	6.25%, 4/18/18	8,339,433
		Wing Hang Bank Ltd.,
USD	18,100	6.00%, 4/20/17(a)(c)(d)	17,882,619

			121,197,706

INDIA - 3.5%
		Axis Bank Ltd.,
USD	11,300	5.25%, 9/30/15	11,613,858
		Bank of Baroda,
USD	5,150	5.00%, 8/24/16(e)	5,263,212
		ICICI Bank Ltd.,
USD	4,500	4.75%, 11/25/16(c)(e)	4,508,919
		ICICI Bank Ltd.,
USD	15,700	6.375%, 4/30/17(a)(c)(e)	14,640,250
		Indian Railway Finance Corp. Ltd.,
USD	6,800	4.406%, 3/30/16	6,886,618
		National Bank for Agriculture and Rural Development,
INR	200,000	9.50%, 10/15/12	3,590,758
		NTPC Ltd.,
USD	12,500	5.625%, 7/14/21(e)	12,898,750
		NTPC Ltd.,
USD	4,950	5.875%, 3/02/16	5,293,030
		Power Finance Corp. Ltd.,
INR	76,000	7.89%, 9/15/12	1,363,633
		Power Finance Corp. Ltd.,
INR	150,000	9.03%, 2/15/13	2,691,340
		Rural Electrification Corp. Ltd.,
INR	67,000	10.90%, 8/14/13	1,221,785

			69,972,153

INDONESIA - 2.6%
		Adaro Indonesia PT,
USD	8,650	7.625%, 10/22/14(c)(e)	9,245,120
		Indosat Palapa Co. BV,
USD	9,550	7.375%, 7/29/15(c)(e)	10,672,125
		Majapahit Holding BV,
USD	2,850	7.875%, 6/29/37(e)	3,655,125
		Majapahit Holding BV,
USD	8,900	8.00%, 8/07/19(e)	10,924,750
		Pertamina Persero PT,
USD	4,500	4.875%, 5/03/22(e)	4,725,000
		Pertamina Persero PT,
USD	8,350	5.25%, 5/23/21(e)	9,018,000
		Pertamina Persero PT,
USD	4,500	6.00%, 5/03/42(e)	4,831,875

			53,071,995

MALAYSIA - 3.2%
		AMBB Capital (L) Ltd.,
USD	11,700	6.77%, 1/27/16(a)(c)(d)	11,479,455
		Danga Capital Bhd,
CNH	10,000	2.90%, 10/20/14(e)	1,546,777
		PETRONAS Capital Ltd.,
USD	7,750	5.25%, 8/12/19(e)	9,012,227
		PETRONAS Global Sukuk Ltd.,
USD	20,050	4.25%, 8/12/14(e)	21,076,119
		Public Bank Bhd,
USD	2,650	6.84%, 8/22/16(a)(c)	2,719,920
		SBB Capital Corp.,
USD	11,550	6.62%, 11/02/15(a)(c)(d)	11,386,591
		TNB Capital (L) Ltd.,
USD	6,300	5.25%, 5/05/15(e)	6,807,465

			64,028,554

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
PHILIPPINES - 1.5%
		Alliance Global Group Inc.,
USD	12,550	6.50%, 8/18/17	$13,329,706
		Philippine Long Distance Telephone Co.,
USD	6,100	8.35%, 3/06/17	7,289,500
		Power Sector Assets & Liabilities Management Corp.,
USD	7,400	6.875%, 11/02/16(b)(e)	8,630,250

			29,249,456

REPUBLIC OF SOUTH KOREA - 7.2%
		Busan Bank,
USD	2,870	6.00%, 10/30/12(a)(c)	2,873,952
		Export-Import Bank of Korea,
USD	3,750	4.00%, 1/11/17	4,018,001
		Export-Import Bank of Korea,
USD	4,300	5.00%, 4/11/22	4,886,499
		Export-Import Bank of Korea,
USD	3,000	5.125%, 3/16/15	3,248,508
		Export-Import Bank of Korea,
USD	4,300	5.875%, 1/14/15	4,710,134
		Export-Import Bank of Korea,
USD	3,200	8.125%, 1/21/14	3,490,710
		Hana Bank,
USD	4,400	4.00%, 11/03/16(e)	4,674,098
		Hana Funding Ltd.,
USD	1,950	8.748%, 12/17/12(a)(c)(d)	1,960,200
		Hana Funding Ltd.,
USD	3,000	8.748%, 12/17/12(a)(c)(d)	3,015,693
		Hyundai Capital Services, Inc.,
USD	6,650	4.375%, 7/27/16(e)	7,042,929
		Hyundai Capital Services, Inc.,
USD	7,500	6.00%, 5/05/15(e)	8,228,085
		Korea Expressway Corp.,
USD	12,750	4.50%, 3/23/15(e)	13,507,962
		Korea Expressway Corp.,
USD	1,350	5.125%, 5/20/15(e)	1,459,609
		Korea Finance Corp.,
USD	9,100	3.25%, 9/20/16	9,457,967
		Korea Finance Corp.,
USD	10,350	4.625%, 11/16/21	11,403,889
		Korea South-East Power Co. Ltd.,
USD	3,000	3.625%, 1/29/17(e)	3,128,901
		Korea South-East Power Co. Ltd.,
USD	17,570	6.00%, 5/25/16(e)	19,807,171
		National Agricultural Cooperative Federation,
USD	14,500	4.25%, 1/28/16(e)	15,388,430
		Shinhan Bank,
USD	3,300	4.125%, 10/04/16(e)	3,513,107
		Shinhan Bank,
USD	5,880	5.663%, 3/02/15(a)(c)(e)	5,997,629
		Shinhan Bank,
USD	2,600	6.819%, 9/20/16(a)(c)	2,709,512
		Standard Chartered Bank Korea Ltd.,
USD	7,100	7.267%, 3/03/14(a)(c)(e)	7,313,000
		Standard Chartered First Bank Korea Ltd.,
USD	3,950	7.267%, 3/03/14(a)(c)(e)	4,068,500

			145,904,486

SINGAPORE - 2.6%
		CapitaMalls Asia Treasury Ltd.,
SGD	2,750	3.95%, 8/24/17	2,258,525
		CMT MTN Pte. Ltd.,
SGD	3,000	2.85%, 9/01/14	2,439,802
		CMT MTN Pte. Ltd.,
USD	8,600	4.321%, 4/08/15	9,094,173
		Oversea-Chinese Banking Corp. Ltd.,
USD	7,450	3.75%, 11/15/17(a)(c)	7,579,846
		STATS ChipPAC Ltd.,
USD	8,000	7.50%, 8/12/13(c)(e)	8,600,000
		Temasek Financial (I) Ltd.,
SGD	1,750	3.265%, 2/19/20	1,556,855
		Temasek Financial (I) Ltd.,
USD	18,450	4.30%, 10/25/19(c)(e)	21,171,633

			52,700,834

SUPRANATIONAL - 4.5%
		Asian Development Bank,
AUD	13,800	5.50%, 2/15/16	15,463,733
		Asian Development Bank,
AUD	16,800	6.25%, 3/05/20	20,413,210
		European Investment Bank,
AUD	13,000	6.125%, 1/23/17	14,650,675
		Inter-American Development Bank,
AUD	11,200	6.50%, 8/20/19	13,652,626
		International Bank for Reconstruction & Development,
AUD	8,900	5.75%, 10/21/19	10,454,321
		International Bank for Reconstruction & Development,
AUD	10,300	6.00%, 11/09/16	11,870,873
		International Finance Corp.,
AUD	2,600	5.75%, 7/28/20	3,061,506

			89,566,944

THAILAND - 2.1%
		Bangkok Bank PCL,
USD	4,800	4.80%, 10/18/20(c)(e)	5,104,157
		Bangkok Bank PCL,
USD	12,700	9.025%, 3/15/29(e)	15,843,250

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
THAILAND (continued)
		Kasikornbank PCL,
USD	5,300	8.25%, 8/21/16(e)	$5,927,642
		PTTEP Australia International Finance Pty Ltd.,
USD	5,450	4.152%, 7/19/15(e)	5,676,415
		PTTEP Canada International Finance Ltd.,
USD	8,850	5.692%, 4/05/21(e)	9,773,798

			42,325,262

Total Corporate Bonds - 47.9% (cost $884,340,627)			962,960,751

GOVERNMENT BONDS - 75.7%
AUSTRALIA - 39.5%
		Australia Government Bond,
AUD	99,900	4.50%, 10/21/14	109,010,069
		Australia Government Bond,
AUD	62,100	4.75%, 11/15/12	65,518,040
		Australia Government Bond,
AUD	101,400	5.50%, 1/21/18	121,573,652
		Australia Government Bond,
AUD	16,850	5.50%, 4/21/23	21,536,424
		Australia Government Bond,
AUD	74,600	5.75%, 7/15/22	96,662,923
		Australia Government Bond,
AUD	25,000	6.00%, 2/15/17	30,072,039
		Queensland Treasury Corp.,
AUD	5,950	6.00%, 10/14/15(b)	6,771,907
		Queensland Treasury Corp.,
AUD	27,100	6.00%, 4/21/16	30,762,308
		Queensland Treasury Corp.,
AUD	22,850	6.00%, 2/21/18	26,387,486
		Queensland Treasury Corp.,
AUD	31,190	6.00%, 6/14/21(b)	38,096,728
		Queensland Treasury Corp.,
AUD	27,100	6.25%, 6/14/19(b)	32,867,505
		Queensland Treasury Corp.,
AUD	24,330	6.25%, 2/21/20	28,835,025
		Treasury Corp. of Victoria,
AUD	131,500	5.75%, 11/15/16	150,905,808
		Treasury Corp. of Victoria,
AUD	14,250	6.00%, 6/15/20	17,195,872
		Treasury Corp. of Victoria,
AUD	15,350	6.00%, 10/17/22	18,868,967

			795,064,753

CHINA - 3.2%
		China Government Bond,
CNH	32,500	1.40%, 8/18/16(e)	4,895,831
		China Government Bond,
CNH	10,000	1.80%, 12/01/15	1,546,692
		China Government Bond,
CNH	18,000	2.48%, 12/01/20	2,689,237
		China Government Bond,
CNY	1,000	2.82%, 12/08/14	158,455
		China Government Bond,
CNY	30,000	2.91%, 10/21/15	4,761,380
		China Government Bond,
CNY	50,000	3.28%, 8/05/20	7,914,627
		China Government Bond,
CNY	50,000	3.36%, 5/24/22	7,884,491
		China Government Bond,
CNY	102,000	3.41%, 6/24/20	16,299,993
		China Government Bond,
CNY	18,000	3.55%, 10/20/16	2,922,175
		China Government Bond,
CNY	40,000	3.60%, 2/17/16	6,490,440
		China Government Bond,
CNY	20,000	3.83%, 1/27/18	3,292,627
		Export-Import Bank of China,
USD	1,350	4.875%, 7/21/15(e)	1,480,931
		Export-Import Bank of China,
USD	2,750	5.25%, 7/29/14(e)	2,955,882

			63,292,761

HONG KONG - 0.4%
		Hong Kong Government Bond,
HKD	51,200	3.52%, 12/05/17	7,738,009

INDIA - 1.9%
		India Government Bond,
INR	1,338,700	7.02%, 8/17/16	23,304,212
		India Government Bond,
INR	600,000	7.49%, 4/16/17	10,557,011
		India Government Bond,
INR	125,000	8.30%, 7/02/40	2,185,811
		India Government Bond,
INR	16,000	8.33%, 6/07/36	281,856
		India Government Bond,
INR	150,000	8.83%, 12/12/41	2,771,220

			39,100,110

INDONESIA - 5.7%
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,000	9.50%, 6/17/15	19,558,320
		Indonesia Government International Bond,
USD	7,900	4.875%, 5/05/21(e)	8,966,500

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
INDONESIA (continued)
		Indonesia Government International Bond,
USD	3,500	5.25%, 1/17/42(e)	$3,946,250
		Indonesia Government International Bond,
USD	7,400	5.875%, 3/13/20(e)	8,824,500
		Indonesia Government International Bond,
USD	17,000	6.625%, 2/17/37(e)	22,376,250
		Indonesia Government International Bond,
USD	10,150	11.625%, 3/04/19(e)	15,402,625
		Indonesia Treasury Bond,
IDR	47,000,000	8.25%, 6/15/32	5,950,284
		Indonesia Treasury Bond,
IDR	21,000,000	9.50%, 7/15/31	2,943,727
		Perusahaan Penerbit SBSN,
USD	9,050	4.00%, 11/21/18(e)	9,332,813
		Perusahaan Penerbit SBSN,
USD	15,050	8.80%, 4/23/14(e)	16,710,181

			114,011,450

MALAYSIA - 5.1%
		Malaysia Government Bond,
MYR	25,000	3.197%, 10/15/15	8,018,150
		Malaysia Government Bond,
MYR	36,100	3.21%, 5/31/13	11,554,780
		Malaysia Government Bond,
MYR	5,400	3.314%, 10/31/17	1,733,798
		Malaysia Government Bond,
MYR	82,000	3.58%, 9/28/18	26,641,681
		Malaysia Government Bond,
MYR	1,798	3.892%, 3/15/27	593,408
		Malaysia Government Bond,
MYR	29,500	4.012%, 9/15/17	9,781,548
		Malaysia Government Bond,
MYR	51,300	4.16%, 7/15/21	17,377,283
		Malaysia Government Bond,
MYR	14,163	4.262%, 9/15/16	4,723,920
		Malaysia Government Bond,
MYR	13,900	4.378%, 11/29/19	4,744,126
		Malaysia Government Bond,
MYR	11,685	4.392%, 4/15/26	4,068,777
		Wakala Global Sukuk Bhd,
USD	12,700	2.991%, 7/06/16(e)	13,205,130

			102,442,601

NEW ZEALAND - 0.2%
		New Zealand Government Bond,
NZD	2,150	6.00%, 4/15/15	1,895,149
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,328,525

			3,223,674

PHILIPPINES - 7.4%
		Philippine Government Bond,
PHP	715,000	5.75%, 11/24/21	18,219,697
		Philippine Government Bond,
PHP	405,544	6.375%, 1/19/22	10,793,117
		Philippine Government Bond,
PHP	94,000	8.75%, 5/27/30	3,093,614
		Philippine Government Bond,
PHP	517,000	9.125%, 9/04/16	14,604,900
		Philippine Government International Bond,
USD	7,950	5.00%, 1/13/37	9,281,625
		Philippine Government International Bond,
USD	6,300	6.50%, 1/20/20	8,001,000
		Philippine Government International Bond,
USD	20,250	7.75%, 1/14/31	30,425,625
		Philippine Government International Bond,
USD	4,900	8.875%, 3/17/15	5,769,750
		Philippine Government International Bond,
USD	100	9.375%, 1/18/17(c)	131,000
		Philippine Government International Bond,
USD	15,170	9.875%, 1/15/19	21,844,800
		Philippine Government International Bond,
USD	15,979	10.625%, 3/16/25	27,403,985

			149,569,113

REPUBLIC OF SOUTH KOREA - 6.9%
		Korea Development Bank,
USD	17,200	3.50%, 8/22/17	18,055,752
		Korea Monetary Stabilization Bond,
KRW	20,000,000	3.76%, 6/02/13	17,826,848
		Korea Treasury Bond,
KRW	54,780,000	3.50%, 3/10/17	49,554,648
		Korea Treasury Bond,
KRW	6,500,000	3.75%, 6/10/22	6,046,436
		Korea Treasury Bond,
KRW	13,400,000	4.25%, 6/10/21	12,850,596
		Korea Treasury Inflation Linked Bond,
KRW	13,700,000	1.50%, 6/10/21(f)	13,161,995
		Republic of Korea,
USD	1,350	5.125%, 12/07/16	1,530,874
		Republic of Korea,
USD	15,950	7.125%, 4/16/19	20,543,983

			139,571,132

SINGAPORE - 1.4%
		Housing & Development Board,
SGD	3,000	1.01%, 9/19/16	2,416,468

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
SINGAPORE (continued)
		Housing & Development Board,
SGD	3,000	1.83%, 11/21/18(e)	$2,482,912
		Housing & Development Board,
SGD	2,000	3.14%, 3/18/21	1,789,360
		Singapore Government Bond,
SGD	6,150	2.375%, 4/01/17	5,372,799
		Singapore Government Bond,
SGD	3,500	3.00%, 9/01/24	3,217,328
		Singapore Government Bond,
SGD	10,930	3.125%, 9/01/22	10,212,515
		Singapore Government Bond,
SGD	3,600	3.25%, 9/01/20	3,372,813

			28,864,195

SRI LANKA - 0.2%
		Sri Lanka Government International Bond,
USD	4,450	6.25%, 7/27/21(e)	4,595,088

THAILAND - 3.8%
		Bank of Thailand,
THB	140,400	3.30%, 4/30/14	4,476,279
		Bank of Thailand,
THB	124,474	3.33%, 5/12/14	3,970,634
		Bank of Thailand,
THB	230,000	3.42%, 8/18/13	7,336,430
		Thailand Government Bond,
THB	210,600	1.20%, 7/14/21(f)	6,903,753
		Thailand Government Bond,
THB	407,000	2.80%, 10/10/17	12,629,183
		Thailand Government Bond,
THB	150,000	3.25%, 6/16/17	4,759,380
		Thailand Government Bond,
THB	482,000	3.45%, 3/08/19	15,422,040
		Thailand Government Bond,
THB	181,000	3.625%, 5/22/15	5,822,477
		Thailand Government Bond,
THB	388,000	3.65%, 12/17/21	12,636,631
		Thailand Government Bond,
THB	76,100	3.875%, 6/13/19	2,515,515

			76,472,322

Total Government Bonds - 75.7% (cost $1,406,143,839)			1,523,945,208

RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.4%
AUSTRALIA - 0.4%
		Progress Trust,
AUD	3,502	3.92%, 8/25/36(a)(c)(e)	3,634,645
		Puma Finance Ltd.,
AUD	2,148	4.255%, 1/24/13(a)(c)(e)	2,250,634
		Westpac Securitisation Trust,
AUD	2,956	3.625%, 5/21/14(a)(c)(e)	3,049,247

			8,934,526

Total Residential Mortgage Backed Securities - 0.4% (cost $7,055,086)			8,934,526

SHORT-TERM INVESTMENT - 1.7%
UNITED STATES - 1.7%
USD	33,367	Repurchase Agreement, State Street Bank & Trust Co., 0.03% dated 7/31/12, due 8/01/12 in the amount of $33,367,028 (collateralized by $24,145,000 U.S. Treasury Bond, 4.500% due 5/15/38; value of $34,043,926)	33,367,000

Total Short-Term Investment - 1.7% (cost $33,367,000)			33,367,000

Total Investments - 126.0% (cost $2,337,997,265)			2,536,072,403

Liabilities in Excess of Other Assets - (26.0)%			(523,379,494)

Net Assets - 100.0%			$2,012,692,909

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi Offshore

CNY - Chinese Yuan Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2012.

(b)	This security is government guaranteed.

(c)	The maturity date presented for these instruments represents the next call/put date.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(e)	Denotes a restricted security, see Note (c).

(f)	Inflation linked security.

At July 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Korea Treasury Bond 6%-3 year	UBS	(4)	9/18/12	$937
United States Treasury Note 6%-2 year	UBS	389	9/28/12	131,634
United States Treasury Note 6%-5 year	UBS	(47)	9/28/12	(46,743)
United States Treasury Note 6%-10 year	UBS	(394)	9/19/12	(653,489)
United States Treasury Bond 6%-30 year	UBS	54	9/19/12	189,561

				$(378,100)

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
01/30/13	Royal Bank of Canada	CNY 27,981,800	USD 4,400,000	$4,386,776	$(13,224)
Chinese Yuan Renminbi Offshore/United States Dollar
08/23/12	Goldman Sachs	CNH 207,422,400	USD 32,820,000	32,516,815	(303,185)
08/23/12	Standard Chartered Bank	CNH 184,714,425	USD 29,050,000	28,956,973	(93,027)
Hong Kong Dollar/United States Dollar
09/07/12	UBS	HKD 165,929,180	USD 21,400,000	21,400,048	48
Indian Rupee/United States Dollar
11/09/12	Credit Suisse	INR 209,919,600	USD 3,800,000	3,704,586	(95,414)
Indonesian Rupiah/United States Dollar
09/13/12	Standard Chartered Bank	IDR 43,086,000,000	USD 4,600,000	4,554,717	(45,283)
09/13/12	UBS	IDR 108,675,000,000	USD 11,500,000	11,488,277	(11,723)
03/01/13	UBS	IDR 261,415,000,000	USD 27,500,000	27,025,899	(474,101)
Malaysian Ringgit/United States Dollar
09/27/12	Credit Suisse	MYR 14,863,750	USD 4,700,000	4,747,372	47,372
09/27/12	HSBC	MYR 18,400,500	USD 5,800,000	5,876,984	76,984
09/27/12	Royal Bank of Canada	MYR 7,376,100	USD 2,300,000	2,355,872	55,872
Singapore Dollar/United States Dollar
09/27/12	Deutsche Bank	SGD 26,160,490	USD 20,630,000	21,023,545	393,545
09/27/12	JPMorgan Chase	SGD 6,815,610	USD 5,400,000	5,477,278	77,278
09/27/12	UBS	SGD 13,512,032	USD 10,600,000	10,858,772	258,772

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
South Korean Won/United States Dollar
09/20/12	Credit Suisse	KRW 2,166,570,000	USD 1,900,000	$1,918,301	$18,301
Thai Baht/United States Dollar
09/05/12	HSBC	THB 34,809,500	USD 1,100,000	1,103,147	3,147

				$187,395,362	$(104,638)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
08/23/12	JPMorgan Chase	USD 2,800,000	CNH 17,700,200	$2,774,793	$25,207
08/23/12	Standard Chartered Bank	USD 1,600,000	CNH 10,205,600	1,599,893	107
United States Dollar/Hong Kong Dollar
09/07/12	Standard Chartered Bank	USD 10,100,000	HKD 78,311,360	10,099,892	108
09/07/12	State Street	USD 8,100,000	HKD 62,845,470	8,105,241	(5,241)
09/07/12	UBS	USD 4,100,000	HKD 31,788,120	4,099,745	255
United States Dollar/Indian Rupee
11/09/12	Standard Chartered Bank	USD 27,370,000	INR 1,557,038,245	27,478,057	(108,057)
United States Dollar/Indonesian Rupiah
09/13/12	Goldman Sachs	USD 4,800,000	IDR 44,328,000,000	4,686,012	113,988
09/13/12	HSBC	USD 5,300,000	IDR 49,883,600,000	5,273,307	26,693
09/13/12	UBS	USD 9,800,000	IDR 93,764,000,000	9,912,002	(112,002)
United States Dollar/Malaysian Ringgit
09/27/12	Standard Chartered Bank	USD 48,740,000	MYR 156,504,140	49,986,265	(1,246,265)
United States Dollar/Philippine Peso
08/23/12	Credit Suisse	USD 6,000,001	PHP 251,730,000	6,031,563	(31,562)
08/23/12	State Street	USD 420,000	PHP 18,043,620	432,333	(12,333)
08/23/12	UBS	USD 21,800,001	PHP 935,637,000	22,418,278	(618,277)
United States Dollar/Singapore Dollar
09/27/12	Credit Suisse	USD 4,400,000	SGD 5,519,800	4,435,917	(35,917)
09/27/12	Standard Chartered Bank	USD 4,100,000	SGD 5,238,775	4,210,075	(110,075)
09/27/12	UBS	USD 35,600,000	SGD 45,817,200	36,820,409	(1,220,409)
United States Dollar/South Korean Won
09/20/12	Deutsche Bank	USD 29,880,000	KRW 34,405,326,000	30,462,788	(582,788)
09/20/12	Royal Bank of Canada	USD 1,400,000	KRW 1,608,600,000	1,424,269	(24,269)
09/20/12	Standard Chartered Bank	USD 3,700,000	KRW 4,306,060,000	3,812,625	(112,625)
09/20/12	UBS	USD 5,200,000	KRW 5,973,540,000	5,289,027	(89,027)
United States Dollar/Thai Baht
09/05/12	Standard Chartered Bank	USD 47,600,000	THB 1,508,920,000	47,819,147	(219,147)

				$287,171,638	$(4,361,636)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2012

At July 31, 2012, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	300,000,000	10/31/14	Deutsche Bank	Receive	3-month LIBOR Index	0.82%	$(3,257,803)
USD	60,000,000	08/19/16	UBS	Receive	3-month LIBOR Index	1.20%	(1,657,842)
USD	240,000,000	10/31/16	Barclays Bank	Receive	3-month LIBOR Index	1.42%	(8,617,164)

							$(13,532,809)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments

As of July 31, 2012, 69.5% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s or Moody’s Investors Service, Inc., or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of July 31, 2012, compared with the previous nine and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
July 31, 2012	37.3	9.2	23.0	13.4	16.2	0.9
October 31, 2011	33.7	12.1	22.3	12.4	18.5	1.0
July 31, 2011	37.2	8.6	20.9	12.6	19.0	1.7

*	Below investment grade

Geographic Composition

The table below shows the geographical composition (with U.S. Dollar-denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of July 31, 2012, compared with the previous nine and twelve months:

		Asia		United
	Australia	(including NZ)	Europe	States	Canada
Date	%	%	%	%	%
July 31, 2012	42.4	53.5	2.5	1.5	0.1
October 31, 2011	41.2	52.1	3.3	3.3	0.1
July 31, 2011	44.9	51.1	2.1	1.8	0.1

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of July 31, 2012, compared with the previous nine and twelve months:

	Australian Dollar	Asian Currencies (including NZ Dollar)	US Dollar*
Date	%	%	%
July 31, 2012	45.0	15.9	39.1
October 31, 2011	44.6	19.4	36.0
July 31, 2011	47.2	19.6	33.2

*	Includes U.S. Dollar-denominated bonds issued by foreign issuers: 35.3% of the Fund’s total investments on July 31, 2012, 35.9% of the Fund’s total investments on October 31, 2011, and 34.0% of the Fund’s total investments on July 31, 2011.

Maturity Composition

As of July 31, 2012, the average maturity of the Fund’s total investments was 7.1 years, compared with 6.9 years at October 31, 2011 and 7.0 years at July 31, 2011. The following table shows the maturity composition of the Fund’s investments as of July 31, 2012, compared with the previous nine and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
July 31, 2012	20.1	24.1	43.3	12.5
October 31, 2011	24.8	21.5	36.6	17.1
July 31, 2011	23.7	19.8	39.8	16.7

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2012

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Securities are valued at the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are typically obtained from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company. Securities using this pricing methodology are categorized as Level 1 investments for purposes of ASU 820.

Securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. The Fund receives a factor for each security from a third party pricing provider. If the pricing service is unable to provide a valuation factor for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee, if deemed necessary. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Securities using this valuation factor are categorized as Level 2 investments.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value. Securities using these pricing methodologies are categorized as Level 2 investments.

Forward foreign currency contracts are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by a Board approved pricing agent. Swap agreements are valued daily based on the terms of the swap agreement by an independent pricing service provider. Bank loans are valued based on the terms of the bank loan by an independent pricing service provider. Forward foreign currency contracts, swap agreements and bank loans are categorized as Level 2 investments.

Future contracts traded on an exchange are valued at settlement price and are categorized as Level 1 investments.

A description of standard inputs considered by the third party pricing vendors in determining their evaluated prices for Level 2 securities is provided below.

Security Type	Standard inputs considered
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity
Bank Loans	Reported trade data and broker-dealer price quotations
Forward foreign currency contracts	Forward exchange rate quotations
Foreign Equities utilizing a valuation factor	Fair value of market and/or sector indices, futures, depositary receipts, and ETFs, exchange rates, and historical opening and closing prices of each security
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment manager or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2012, there have been no changes to the valuation procedures approved by the Board.

The Fund utilizes a three-tier fair value hierarchy to establish a classification of fair value measurements for disclosure purposes. The Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Commercial Mortgage Backed Security	$—	$6,864,918	$—
Corporate Bonds	—	962,960,751	—
Government Bonds	—	1,523,945,208	—
Residential Mortgage Backed Securities	—	8,934,526	—

Total Fixed Income Investments	—	2,502,705,403	—
Short-Term Investment	—	33,367,000	—

Total Investments	$—	$2,536,072,403	$—

Other Financial Instruments
Futures Contracts	$322,132	$—	$—
Forward Foreign Currency Exchange Contracts	—	1,097,677	—

Total Other Financial Instruments	$322,132	$1,097,677	$—

Total Assets	$322,132	$2,537,170,080	$—

Liabilities
Other Financial Instruments
Futures Contracts	$(700,232)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(5,563,951)	—
Interest Rate Swap Agreements	—	(13,532,809)	—

Total Liabilities – Other Financial Instruments	$(700,232)	$(19,096,760)	$—

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2012, there were no transfers between fair value measurement levels. For the period ended July 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $33,367,000 as of July 31, 2012.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency, interest rate and credit risk and as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Credit-Linked Notes:

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2012

(h) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(i) Federal Income Taxes

At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,396,771,559	$143,077,017	$(3,776,173)	$139,300,844

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)

It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/Christian Pittard
Christian Pittard, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Christian Pittard
Christian Pittard, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2012

By:	/s/Andrea Melia
Andrea Melia, Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 26, 2012